Segment Information - Summary of Operating Segments in Geographic Areas (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Sales	£ 3,552	£ 3,674	£ 3,841
Continuing operation [member]
Disclosure of geographical areas [line items]
Sales	3,552	3,674	3,841
Non-current assets	3,331	3,409
Continuing operation [member] | UK [member]
Disclosure of geographical areas [line items]
Sales	487	450	424
Non-current assets	505	518
Continuing operation [member] | Other European countries [member]
Disclosure of geographical areas [line items]
Sales	120	130	192
Non-current assets	160	179
Continuing operation [member] | US [member]
Disclosure of geographical areas [line items]
Sales	2,444	2,504	2,668
Non-current assets	2,310	2,320
Continuing operation [member] | Canada [member]
Disclosure of geographical areas [line items]
Sales	68	83	110
Non-current assets	174	186
Continuing operation [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
Sales	313	386	290
Non-current assets	169	186
Continuing operation [member] | Other countries [member]
Disclosure of geographical areas [line items]
Sales	120	121	£ 157
Non-current assets	£ 13	£ 20